Description of Company (Details) - NEWTOWN LANE MARKETING, INCORPORATED [Member] - USD ($)						1 Months Ended								12 Months Ended
	Feb. 08, 2021	Dec. 04, 2018	Jul. 15, 2016	May 06, 2013	Aug. 08, 2007	Aug. 18, 2020	Nov. 27, 2019	Aug. 27, 2018	Feb. 14, 2017	Jul. 25, 2014	Mar. 31, 2014	Dec. 31, 2008	Dec. 19, 2007	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2021	Apr. 01, 2016	May 14, 2013	Oct. 19, 2007
Description of Company (Details) [Line Items]
Aggregare shares of common stock sold (in Shares)					4,479,250
Shares of series A preferred stock (in Shares)														1,000,000	1,000,000	1,000,000
Convertible shares of common stock (in Shares)					14,820
Aggregate gross proceeds					$ 600,000
Principal amount	$ 25,000,000
Principal payments made on notes payable					625,030
Common stock, shares authorized (in Shares)														100,000,000	100,000,000	100,000,000
Preferred stock, shares outstanding (in Shares)
Shares of common stock (in Shares)														367,000	347,000
Preferred stock, par value (in Dollars per share)														$ 0.001	$ 0.001	$ 0.001
Shares of restricted common stock (in Shares)											886,990			886,900
Shares of our common stock (in Shares)	234,299.84
Convertible senior notes, description														Additionally, we will assume all of Appgate’s obligations under its note issuance agreement (“Notes Issuance Agreement”) and the 5% convertible senior notes (“Convertible Senior Notes”) issued thereunder in an aggregate principal amount of $50 million, with an additional aggregate principal amount of $25 million subject to issuance at Closing (the “Additional Notes”) and a further aggregate principal amount of $25 million issuable, in the option of the holders, within 12 months of signing of the Merger Agreement.
Outstanding shares percentage														89.00%
Outstanding common stock percentage														11.00%
Convertible Notes Payable [Member]
Description of Company (Details) [Line Items]
Principle amount										$ 100,000
Stock Purchase Agreement [Member]
Description of Company (Details) [Line Items]
Principal and accrued interest					479,811
Stock Purchase Agreement [Member] | Moyo Partners, LLC [Member]
Description of Company (Details) [Line Items]
Principal amount					$ 960,000
Ironbound Partners Fund, LLC [Member]
Description of Company (Details) [Line Items]
Acquired of shares (in Shares)				9,509,440
Aggregate purchase price				$ 15,000
Percentage of total issued and outstanding shares				69.10%
Ironbound Partners Fund, LLC [Member] | Business Combination [Member]
Description of Company (Details) [Line Items]
Aggregate purchase price, per share (in Dollars per share)				$ 0.00157737
Ironbound Partners Fund, LLC [Member] | Convertible Notes Payable [Member]
Description of Company (Details) [Line Items]
Principle amount																		$ 100,000
Interest rate percentage																		5.00%
Chief Financial Officer [Member]
Description of Company (Details) [Line Items]
Shares of restricted common stock (in Shares)												550,000
Restricted common stock												$ 2,000
Series A Preferred Stock [Member]
Description of Company (Details) [Line Items]
Shares of series A preferred stock (in Shares)					500
Preferred stock, shares outstanding (in Shares)													500
Shares of common stock (in Shares)													7,407,540
Preferred stock, shares unissued (in Shares)													500
Preferred stock, par value (in Dollars per share)													$ 1
Series A Preferred Stock [Member] | Stock Purchase Agreement [Member] | Moyo Partners, LLC [Member]
Description of Company (Details) [Line Items]
Number of shares acquired (in Shares)					400
Number of shares issued (in Shares)					100
The May 2013 Note [Member] | Ironbound Partners Fund, LLC [Member] | Convertible Notes Payable [Member]
Description of Company (Details) [Line Items]
Principal amount																		$ 100,000
The 2014 Note [Member] | Convertible Notes Payable [Member]
Description of Company (Details) [Line Items]
Principal amount										$ 72,000
Interest rate percentage										5.00%
Gross proceeds										$ 72,000
Maturity date										Aug. 31, 2015
The December 2015 Note [Member]
Description of Company (Details) [Line Items]
Lronbound loan										$ 10,000
The 2016 Note [Member]
Description of Company (Details) [Line Items]
Principal amount																	$ 10,000
The July 2016 Note [Member]
Description of Company (Details) [Line Items]
Principle amount			$ 25,000
Interest rate percentage			5.00%
Maturity date			Aug. 31, 2017
The February 2017 Note [Member]
Description of Company (Details) [Line Items]
Principle amount									$ 50,000
Interest rate percentage									5.00%
Maturity date									Aug. 31, 2017
The August 2018 Note [Member]
Description of Company (Details) [Line Items]
Principle amount								$ 15,000
Interest rate percentage								5.00%
Maturity date								Aug. 31, 2019
The December 2018 Note [Member]
Description of Company (Details) [Line Items]
Principle amount		$ 25,000
Interest rate percentage		5.00%
Maturity date		Aug. 31, 2019
The November 2019 Note [Member]
Description of Company (Details) [Line Items]
Principle amount							$ 40,000
Interest rate percentage							5.00%
Maturity date							Aug. 31, 2020
The August 2020 Note [Member]
Description of Company (Details) [Line Items]
Principle amount						$ 20,000
Interest rate percentage						5.00%
Maturity date						Aug. 31, 2021
Common Stock [Member]
Description of Company (Details) [Line Items]
Shares of common stock (in Shares)					274,200
Common stock, shares authorized (in Shares)																			100,000,000
Common Stock [Member] | Ironbound Partners Fund, LLC [Member]
Description of Company (Details) [Line Items]
Number of shares acquired (in Shares)					(9,509,440)
Common Stock [Member] | R and R Biotech Partners, LLC [Member] | Business Combination [Member]
Description of Company (Details) [Line Items]
Common stock issued and outstanding, percentage					72.00%
Common Stock [Member] | Stock Purchase Agreement [Member] | Moyo Partners, LLC [Member]
Description of Company (Details) [Line Items]
Number of shares converted (in Shares)					(1,481,510)
Number of shares issued (in Shares)					(2,377,360)
Common Stock [Member] | Stock Purchase Agreement [Member] | Moyo Partners, LLC [Member] | Business Combination [Member]
Description of Company (Details) [Line Items]
Common stock issued and outstanding, percentage					18.00%
Common Stock [Member] | Stock Purchase Agreement [Member] | R and R Biotech Partners, LLC [Member]
Description of Company (Details) [Line Items]
Number of shares converted (in Shares)					(5,928,000)